Derivatives Instruments (Credit Risk) (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) Days	Dec. 31, 2021 CAD ($)
Credit Derivatives [Line Items]
Total cash deposits/collateral on hand	$ 224	$ 212
Financial Asset, Past Due [Member]
Credit Derivatives [Line Items]
Financial assets, considered to be past due	131	114
Credit Concentration Risk
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	1,900	1,300
Total cash deposits/collateral on hand	386	341
Credit Concentration Risk | Receivables, net
Credit Derivatives [Line Items]
Fair Value, Financial assets, considered to be past due	$ 114	$ 93
Average number of days financial asset outstanding | Days	60